Earnings Per Share	3 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share

7. Earnings Per Share

The calculation of basic earnings per share excludes any dilutive effect of stock options, while diluted earnings per share includes the dilutive effect of stock options. The number of dilutive shares excluded from this calculation because of their anti-dilutive effect for stock options is 462,977 and 375,285 for the three months ended March 31, 2014 and 2013.